Stock-based compensation - Options (Details)		12 Months Ended
	Mar. 16, 2021	Dec. 31, 2021 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense associated with these stock options		$ 1,000,000.0
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Expiration period		5 years
2021 Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		620,675
Vesting period	4 years
2021 Incentive Award Plan | Option | Executive officers and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		442,789
Exercise price as percentage of the initial public offering price		125.00%
Initial public offering price | $ / shares		$ 20.00